Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
A maturity analysis of the Company’s operating lease liabilities, excluding such amounts related to discontinued operations (see Note 23), from time-charter-in contracts (excluding short-term leases) at December 31, 2022 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
	$	$	$
Payments
2023	18,776	16,676	35,452
2024	10,810	6,917	17,727
2025	7,980	3,792	11,772
2026	7,980	3,792	11,772
2027	2,929	1,392	4,321
Total payments	48,475	32,569	81,044
Less: imputed interest	(5,032)
Carrying value of operating lease liabilities	43,443
Less: current portion	(16,585)
Carrying value of long-term operating lease liabilities	26,858